DEBT AND CREDIT FACILITIES - Senior Secured Credit Facilities (Details) € in Millions, $ in Millions			9 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 06, 2017 USD ($)	Sep. 30, 2021 USD ($)	Sep. 29, 2021 USD ($)	Sep. 28, 2021 USD ($)	Sep. 28, 2021 EUR (€)	Dec. 31, 2019 USD ($)	Sep. 06, 2017 EUR (€)
Debt Instrument [Line Items]
Unamortized deferred financing costs - term loans	$ 39.6		$ 40.6				$ 44.6
Unamortized original issue discount	6.2		9.0				3.4
Secured Debt | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Deferred financing costs		$ 51.2
Unamortized deferred financing costs - term loans	28.4						34.2
Original issue discount		5.1
Unamortized original issue discount	$ 2.9						3.4
Original issue discount charged to interest expense			0.9
Secured Debt | Senior Secured Credit Facilities - US Dollar Term Loan
Debt Instrument [Line Items]
Debt face amount		$ 900.0			$ 900.0
Secured Debt | Euro Term Loan
Debt Instrument [Line Items]
Debt face amount | €						€ 970.0		€ 970.0
Secured Debt | LIBOR | Senior Secured Credit Facilities - US Dollar Term Loan
Debt Instrument [Line Items]
Basis spread on variable interest rate		3.00%
Interest rate	3.21%
Secured Debt | EURIBOR | Euro Term Loan
Debt Instrument [Line Items]
Basis spread on variable interest rate	3.25%
Interest rate	3.25%
EURIBOR floor rate	0.00%
Secured Debt | Revolving Credit Facility | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 450.0
Unamortized deferred financing costs - credit facility	$ 2.2		4.0				3.3
Deferred financing costs		$ 6.4		$ 8.9
Available borrowing capacity	240.1		440.3				129.3
Line of credit | Revolving Credit Facility | Senior Secured Credit Facilities
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 250.0
Letters of credit outstanding	9.9		$ 9.7				$ 0.7
Available borrowing capacity	$ 240.1